                                                             File No. 333-103908

                              As filed June 2, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)

                        Gartmore Variable Insurance Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
--------------------------------------------------------------------------------

Title  of the  securities  being  registered:  Class  II  Shares  of  beneficial interest, without par value, of Gartmore Variable Insurance Trust. No filing fee is due because  Registrant is relying on Section 24(f) of the Investment Company
Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

Part A, the definitive Prospectus/Proxy Statement dated April 29, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933, as amended [File
No. 333-103908] on May 5, 2003, and is herein incorporated by reference.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 29, 2003
                          (as supplemented June 2, 2003)

  Acquisition of the Assets and Assumption of      By and in exchange for:
         All Stated Liabilities
                   of:

         THE MONTGOMERY FUNDS III                 GARTMORE VARIABLE INSURANCE
                                                             TRUST

        Montgomery Variable Series:             Gartmore GVIT Developing Markets
          Emerging Markets Fund                      Fund - Class II Shares

     101 California Street, 35th Floor                  1200 River Road
     San Francisco, California 94111                Conshohocken, PA 19428
            (800) 222-8222                              (484) 530-1300

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  reorganization of the Montgomery Variable Series: Emerging Markets
Fund (the "Acquired Fund") of The Montgomery Funds III (the "Montgomery  Funds")
into the Gartmore GVIT Developing  Markets Fund (the "GVIT  Acquiring  Fund") of
Gartmore   Variable   Insurance  Trust   ("GVIT").   Pursuant  to  the  proposed
reorganization,  the GVIT  Acquiring  Fund will acquire all of the assets of the corresponding  Acquired Fund in exchange solely for the assumption of all of the stated  liabilities of the Acquired Fund and the GVIT Acquiring  Fund's Class II
shares,  to be  distributed  pro rata by the Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund.

     Capitalized  terms  not  otherwise  defined  in this SAI have the  meanings assigned to them in the Prospectus/Proxy Statement.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the   Prospectus/Proxy   Statement  dated  April  29,  2003,   relating  to  the
Reorganization.  You can  request a copy of the  Prospectus/Proxy  Statement  by calling 1-800-848-6331 or by writing to Nationwide Life Insurance Company at One
Nationwide Plaza, Columbus, OH 43215.

                                       2

Incorporation by Reference

     The following  documents  have  previously  been filed with the SEC and are incorporated by reference herein.

          1.   The Statement of Additional  Information of GVIT, dated April 30,
               2003 (as revised May 23, 2003) (the "GVIT SAI"); and

          2.   The Annual  Report to  Shareholders  of the Acquired Fund for the
               fiscal year ended  December 31, 2002 (the  "Acquired  Fund Annual
               Report").

History

     For a discussion of GVIT's history and other general information pertaining to GVIT, see the section entitled "General  Information And History" in the GVIT
SAI.

Description of the GVIT Acquiring Fund and its Investments and Risks

     For a  discussion  of the  investment  strategies  and  risks  of the  GVIT
Acquiring Fund, see the sections entitled  "Additional  Information On Portfolio
Instruments And Policies,"  "Description Of Portfolio Instruments And Investment
Policies," "Investment Restrictions" and "Portfolio Turnover" in the GVIT SAI.

Management

     For information regarding the Trustees and officers of GVIT, including, but not  limited  to, the names and a brief  occupational  biography  of each of the
Trustees and officers,  see the section  entitled  "Trustees And Officers Of The
Trust" in the GVIT SAI.

Investment Advisory and Other Services

     For  a   discussion   of   the   GVIT   Acquiring   Fund's   advisory   and
management-related  services  agreements,  see the section entitled  "Investment
Advisory And Other Services" in the GVIT SAI.

Brokerage Allocation and Other Practices

     For a discussion of the GVIT Acquiring Fund's brokerage  policies,  see the section entitled "Brokerage Allocations" in the GVIT SAI.

Capital Stock and Other Securities

     For a discussion of each class of shares of GVIT and the characteristics of
GVIT's  shares of beneficial  interest,  see the sections  entitled  "Additional
Information  -  Description  of Shares"  and  "Additional  Information  - Voting
Rights" in the GVIT SAI.

                                       3

Purchase, Redemption and Pricing of Shares

     For a  description  of the purchase and  redemption  procedures  for GVIT's shares and a discussion  of GVIT's  valuation  and pricing  procedures,  see the section entitled "Purchases, Redemptions And Pricing Of Shares" in the GVIT SAI.

Taxation

     For a  discussion  of the tax  information  relating to ownership of GVIT's shares,  see the sections  entitled "Tax Status," "Other Tax  Consequences"  and
"Tax Consequences To Shareholders" in the GVIT SAI.

Calculation of Performance Data

     For a  description  and quotation of certain  performance  data used by the
GVIT Acquiring Fund, see the section entitled  "Performance  Advertising" in the
GVIT SAI.

Financial Statements

     There is no  financial  information  provided for the GVIT  Acquiring  Fund because  that fund was  recently  created  for the  purpose  of  continuing  the operations of the Acquired Fund.

     The Acquired  Fund Annual Report  contains  financial  information  for the
Fund.

     No Pro Forma  Financial  Statements  are  provided  for the  Acquired  Fund because  the GVIT  Acquiring  Fund was  recently  organized  for the  purpose of continuing the investment operations of the Acquired Fund.

                                       4

                            REGISTRATION STATEMENT OF

                        GARTMORE VARIABLE INSURANCE TRUST

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore Variable Insurance Trust's Amended  Declaration of Trust
provides as follows:

          No Shareholder shall be subject to any personal  liability  whatsoever to any Persons in connection  with Trust Property or the acts,  obligations or affairs of the Trust.  No  Trustee,  officer,  employee  or agent of the
     Trust shall be subject to any personal liability  whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance,  gross  negligence or reckless  disregard for his duty to such
     Person;  and all such Persons  shall look solely to the Trust  Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder,  Trustee,  officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability,  he shall not, on account thereof,  be held to any personal liability.  The Trust shall  indemnify and hold each  Shareholder  harmless from and against all claims and liabilities,  to which such Shareholder may become  subject by reason of his being or having  been a  Shareholder,  and
     shall  reimburse  such   Shareholder  for  all  legal  and  other  expenses
     reasonably  incurred by him in connection with any such claim or liability.
     The rights  accruing  to a  Shareholder  under this  Section  5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall  anything  herein  contained  restrict  the right of the Trust to indemnify or reimburse a  Shareholder  in any  appropriate  situation  even though not specifically provided herein.

     With respect to liability of Gartmore  Global Asset  Management  Trust (the
"Adviser"),  the investment adviser to the Gartmore GVIT Developing Markets Fund
(the "GVIT  Acquring  Fund"),  reference is made to Section 7 of the  Investment
Advisory  Agreement between Gartmore  Variable  Insurance Trust ("GVIT") and the
Adviser incorporated by reference herein.

     With  respect to a  sub-adviser's  indemnification  of the  Adviser and its affiliated and controlling  persons,  and the Adviser's  indemnification of each sub-adviser  and its affiliated and  controlling  persons,  reference is made to
Section 10 of each of the  sub-advisory  agreements  incorporated  by  reference herein.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of GVIT pursuant to the foregoing provisions,  or otherwise,
GVIT has  been  advised  that in the  opinion  of the  Securities  and  Exchange
Commission (the "Commission") such indemnification is

                                      C-1

against  public  policy  as  expressed  in  the  1933  Act  and  is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liabilities  (other than the  payment by GVIT of expenses  incurred or paid by a trustee,  officer or controlling person of GVIT in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  GVIT will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed documents indicated below, except as otherwise noted:

     (1)  Copies of the charter of GVIT as now in effect:

          (a)  Amended  Declaration  of Trust  of  Gartmore  Variable  Insurance
               Trust, amended as of March 13, 2003,  previously filed as Exhibit
               1(a)  with  Pre-Effective  Amendment  No. 1 to this  Registration
               Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.

     (2)  Copies of the existing by-laws or corresponding instruments of GVIT:

          (a)  Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,   of  GVIT   previously   filed  as   Exhibit   23(b)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

     (3)  Copies of any voting trust agreement  affecting more than five percent of any class of equity securities of GVIT:

          Not Applicable.

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it:

          (a)  Agreement and Plan of  Reorganization  between Gartmore  Variable
               Insurance Trust,  Gartmore Global  Investments,  Inc. and Commerz
               Bank AG, dated March 14, 2003,  previously  filed as Exhibit 4(a)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including,  where applicable, the relevant portion of the charter or by-laws of GVIT:

          (a)  Article VI of the Amended Declaration of Trust and Article III of
               the Amended Bylaws as previously  incorporated by reference above to this  Registration  Statement  as Exhibits  (1)(a) and (2)(a),
               respectively, define

                                      C-2

               the rights of holders of shares.

     (6)  Copies of all investment advisory contracts relating to the management of the assets of the GVIT Acquiring Funds:

          (a)  Investment  Advisory  Agreement  dated  August 30,  2000  between
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance Trust) and Villanova Global Asset Management Trust (now
               known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with  Post-Effective  Amendment No. 55 to the
               Registration Statement on Form N-1A on October 15, 2002.

               (1)  Proposed Amended Exhibit A, effective April [ ], 2003 to the
                    Investment  Advisory  Agreement  between  Gartmore  Variable
                    Insurance Trust and Gartmore Global Asset  Management  Trust
                    previously   filed  as   Exhibit   6(a)(1)   with  the  GVIT
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

          (b)  Subadvisory  Agreement  dated August 30, 2000 between  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Villanova  Global Asset  Management  Trust (now known as
               Gartmore  Global  Asset  Management  Trust) and  Gartmore  Global
               Partners   previously   filed   as   Exhibit   23(d)(5)(i)   with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form N-1A on October 15, 2002.

               (1)  Proposed Amended Exhibit A, effective April [ ], 2003 to the
                    Subadvisory  Agreement  among  Gartmore  Variable  Insurance
                    Trust,  Gartmore Global Asset Management Trust, and Gartmore
                    Global Partners previously filed as Exhibit 6(b)(1) with the
                    GVIT Registration  Statement on Form N-14 on March 18, 2003,
                    and herein incorporated by reference.

     (7)  Copies of each underwriting or distribution  contract between GVIT and a principal  underwriter,  and  specimens or copies of all  agreements between principal underwriters and dealers:

          (a)  Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Variable Insurance Trust and Gartmore Distribution Services, Inc.
               previously   filed  as  Exhibit   23(e)(2)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

               (1)  Proposed  Amended  Schedule A, effective  April [ ], 2003 to
                    the  Underwriting   Agreement   between  Gartmore   Variable
                    Insurance  Trust and Gartmore  Distribution  Services,  Inc.
                    previously   filed  as   Exhibit   7(a)(1)   with  the  GVIT
                    Registration  Statement on Form N-14 on March 18, 2003,  and
                    herein incorporated by reference.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts or arrangements wholly or partly for the benefit of trustees or officers of GVIT in their capacity as such:

                                      C-3

          Not Applicable.

     (9)  Copies of all custodian  agreements  and  depository  contracts  under
          Section 17(f) of the 1940 Act, for securities and similar  investments of GVIT, including the schedule of remuneration:

               Global Custody  Agreement  between  Gartmore  Variable  Insurance
               Trust and  JPMorgan  Chase Bank dated  April 4, 2003,  previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 62 to
               GVIT's Registration  Statement N-1A on April 28, 2003, and herein incorporated by reference to this Post-Effective  Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 9.

     (10) Copies of any plan entered  into by GVIT  pursuant to Rule 12b-1 under
          the  1940  Act  and  any  agreements   with  any  person  relating  to
          implementation  of the plan,  and copies of any plan  entered  into by
          GVIT pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy of the  portion  of the  minutes  of the  meeting of
          GVIT's trustees describing any action taken to revoke the plan:

          (a)  Proposed  Amended  Distribution  Plan under Rule 12b-1  effective
               April [ ],  2003,  previously  filed as  Exhibit  10(a)  with the
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  Proposed  Amended  Rule  18f-3  Plan  effective  April [ ], 2003,
               previously   filed  as  Exhibit  10(b)  with  GVIT   Registration
               Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

                                      C-4

     (11) An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a)  Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (12) An  opinion,  and  consent to its use,  of  counsel  or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus:

          (a)  Form of Opinion and Consent of Counsel Supporting Tax Matters and
               Consequences to Shareholders to be filed by amendment.

     (13) Copies  of all  material  contracts  of GVIT not made in the  ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a)  Fund  Administration  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(h)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

               (1)  Amendment  dated  September  1, 1999 to Fund  Administration
                    Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust),  Nationwide  Advisory
                    Services,  Inc. and Villanova SA Capital Trust (now known as
                    Gartmore  SA  Capital  Trust)  previously  filed as  Exhibit
                    23(h)(1)(a)  with  Post-Effective  Amendment  No.  55 to the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

               (2)  Proposed Amended Exhibit A dated April [ ], 2003 to the Fund
                    Administration  Agreement among Gartmore Variable  Insurance
                    Trust and  Gartmore  SA Capital  Trust  previously  filed as
                    Exhibit  13(a)(2)  with the GVIT  Registration  Statement on
                    Form N-14 on March 18,  2003,  and  herein  incorporated  by reference.

          (b)  Transfer and Dividend  Disbursing  Agent Agreement dated November
               1, 1981 between  Nationwide  Separate  Account Money Market Trust
               (now known as Gartmore  Variable  Insurance  Trust) and  Heritage
               Financial   Services,   Inc.  (now  known  as  Gartmore  Investor
               Services,   Inc.)  previously  filed  as  Exhibit  23(h)(2)  with
               Post-Effective Amendment No. 55 to the

                                      C-5

               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

               (1)  Amendment  dated  September 3, 1982 to Transfer and Dividend
                    Disbursing  Agent  Agreement  between  Nationwide   Separate
                    Account  Trust (now  known as  Gartmore  Variable  Insurance
                    Trust) and Heritage Financial  Services,  Inc. (now known as
                    Gartmore  Investor  Services,   Inc.)  previously  filed  as
                    Exhibit 23(h)(2)(a) with Post-Effective  Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002,
                    and herein incorporated by reference.

               (2)  Amendment  dated  May  1,  1999  to  Transfer  and  Dividend
                    Disbursing Agent Agreement among Nationwide Separate Account
                    Trust (now known as Gartmore  Variable  Insurance Trust) and
                    Nationwide  Investors Services,  Inc. (now known as Gartmore
                    Investor   Services,   Inc.)  previously  filed  as  Exhibit
                    (h)(2)(b)  with  Post-Effective  Amendment  No.  55  to  the
                    Registration Statement on Form N-1A on October 15, 2002, and
                    herein incorporated by reference.

               (3)  Proposed  Amended  Exhibit A dated  April  [_],  2003 to the
                    Transfer  and  Dividend  Disbursing  Agent  Agreement  among
                    Gartmore  Variable  Insurance  Trust and Gartmore  Investors
                    Services, Inc. previously filed as Exhibit 13(b)(3) with the
                    GVIT Registration  Statement on Form N-14 on March 18, 2003,
                    and herein incorporated by reference.

          (c)  Administrative Services Plan, amended effective May 31, 2000, and
               Form  of  Servicing   Agreement   previously   filed  as  Exhibit
               23(h)(3)(a)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

               (1)  Amendment dated May 31, 2000 to Administrative Services Plan previously filed as Exhibit  23(h)(3)(a) with Post-Effective
                    Amendment No. 43 to the Registration  Statement on Form N-1A
                    on May 1, 2001, and herein incorporated by reference.

               (2)  Amended   Exhibit   A   dated   October   2,   2001  to  the
                    Administrative  Services  Plan  previously  filed as Exhibit
                    23(h)(3)(b)  with  Post-Effective  Amendment  No.  51 to the
                    Registration  Statement  on Form N-1A on March 1, 2002,  and
                    herein incorporated by reference.

               (3)  Form of  Amended  Exhibit A dated  April [_],  2003,  to the
                    Administrative  Services  Plan  previously  filed as Exhibit
                    13(c)(3) with the GVIT  Registration  Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

                                      C-6

          (d)  Expense  Limitation  Agreement  dated  December  27, 2000 between
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance Trust) and Villanova Global Asset Management Trust (now
               known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(h)(5) with  Post-Effective  Amendment No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

               (1)  Amended  Exhibit A to  Expense  Limitation  Agreement  dated
                    September  1, 2001 (as  amended  April  [_],  2003)  between
                    Gartmore Variable  Insurance Trust and Gartmore Global Asset
                    Management  Trust  previously filed as Exhibit 13(d)(1) with the GVIT  Registration  Statement  on Form N-14 on March 18,
                    2003, and herein incorporated by reference.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in  preparing  the  registration  statement  and required by Section 7 of the 1933 Act:

          (a)  Consent of independent auditors previously filed as Exhibit 14(a)
               with Pre-Effective  Amendment No. 1 to the Registration Statement
               on Form  N-14 on April  28,  2003,  and  herein  incorporated  by reference.

     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Handros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

          (b)  Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001
               previously   filed  as  Exhibit   23(q)(3)  with   Post-Effective
               Amendment  No. 40 to the  Registration  Statement on Form N-1A on
               March 5, 2001, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen,  C. Brent Devare,  Robert
               M. Duncan, Barbara Hannigar, Paul J. Handros, Thomas J. Kerr, IV,
               Douglas Kridler,  Arden L. Shisler,  David C. Wetmore and Mark L.
               Lipson  dated March 13, 2003  previously  filed as Exhibit  16(c)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

     (17) Any additional exhibits which GVIT may wish to file:

          (a)  Statement of Additional Information of GVIT, dated April 30, 2003
               (as revised May 23,  2003),  as filed  pursuant to Rule 497(e) on
               May 27, 2003 (File Nos.  2-73024,811-3213) is hereby incorporated by  reference  to  this  Post-Effective  Amendment  No.  2 to the
               Registration Statement on Form N-14 as Exhibit 17(a).

                                      C-7

          (b)  The Prospectus of Montgomery  Variable  Series:  Emerging Markets
               Fund,  dated April 30, 2003,  previously  filed as Exhibit  17(b)
               with Pre-Effective Amendment No. 1 to this Registration Statement on Form  N-14 on April  28,  2003,  and  herein  incorporated  by reference.

          (c)  The Annual  Report to  Shareholders  of the Acquired Fund for the
               fiscal year ended December 31, 2002,  previously filed as Exhibit
               17(c) with  Pre-Effective  Amendment  No. 1 to this  Registration
               Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.

               Item 17. Undertakings

          (1)  The undersigned  GVIT agrees that prior to any public  reoffering of the  securities  registered  through  the use of a  prospectus which is part of this  registration  statement  by any  person or party who is deemed to be an  underwriter  within the  meaning of
               Rule  145(c)  of the 1933 Act,  the  reoffering  prospectus  will contain the information called for by the applicable registration form for  reofferings by persons who may be deemed  underwriters, in addition to the  information  called for by the other items of the applicable form.

          (2)  The undersigned  GVIT agrees that every  prospectus that is filed under  paragraph  (1) above will be filed as part of an amendment to the  registration  statement  and will not be used  until  the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the  securities  offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      C-8

                                   SIGNATURES

               Pursuant to the  requirements  of the  Securities Act of 1933, as
               amended,   the  Registrant  certifies  that  this  Post-Effective
               Amendment No. 2 to the  Registration  Statement  meets all of the requirements for effectiveness  pursuant to Rule 485(b) under the
               Securities  Act of 1933,  as  amended  and has duly  caused  this
               Post-Effective  Amendment No. 2 to the Registration  Statement to
               be  signed  on its  behalf  by the  undersigned,  thereunto  duly authorized,  in  the  City  of  Conshohocken  and  the  State  of
               Pennsylvania, on this 30th day of May, 2003.

                                               Registrant:
                                               Gartmore Valuable Insurance Trust

                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                 Date
---------                                -----                 ----
                                 Principal Executive
/s/ Paul J. Hondros              Officer, Trustee              May 30, 2003
------------------------------   and Chairman
Paul J. Hondros*

/s/ Gerald J. Holland            Principal Accounting and      May 30, 2003
------------------------------   Financial Officer
Gerald J. Holland*               Treasurer

/s/ Charles E. Allen             Trustee                       May 30, 2003
------------------------------
Charles E. Allen*

/s/ Paula H.J. Cholmondeley      Trustee                       May 30, 2003
------------------------------
Paula H.J. Cholmondeley*

/s/ C. Brent Devore              Trustee                       May 30, 2003
------------------------------
C. Brent Devore*

/s/ Robert M. Duncan             Trustee                       May 30, 2003
------------------------------
Robert M. Duncan*

/s/ Barbara Hennigar             Trustee                       May 30, 2003
------------------------------
Barbara Hennigar*

/s/ Thomas J. Kerr, IV           Trustee                       May 30, 2003
------------------------------
Thomas J. Kerr, IV*

/s/ Douglas F. Kridler           Trustee                       May 30, 2003
------------------------------
Douglas F. Kridler*

/s/ Arden L. Shisler             Trustee                       May 30, 2003
------------------------------
Arden L. Shisler*

                                      C-9

/s/ David C. Wetmore             Trustee                       May 30, 2003
------------------------------
David C. Wetmore*

/s/ Mark L. Lipson               Trustee                       May 30, 2003
------------------------------
Mark L. Lipson*

                                   *By: /s/ Elizabeth A. Davin, Esq.
                                        ----------------------------------------
                                        Elizabeth A. Davin, Attorney-in-Fact

                        *Pursuant to Powers-of-Attorney.

                                      C-10

                        GARTMORE VARIABLE INSURANCE TRUST
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------

(1)(a)         Amended  Declaration  of Trust  of  Gartmore  Variable  Insurance
               Trust, amended as of March 13, 2003,  previously filed as Exhibit
               1(a)  with  Pre-Effective  Amendment  No. 1 to this  Registration
               Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.

(2)(a)         Amended  Bylaws,  dated August 25, 1983,  as amended  January 25,
               2002,   of  GVIT   previously   filed  as   Exhibit   23(b)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

(4)(a)         Agreement and Plan of  Reorganization  between Gartmore  Variable
               Insurance Trust,  Gartmore Global  Investments,  Inc. and Commerz
               Bank AG,  dated March 14, 2003  previously  filed as Exhibit 4(a)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

(6)(a)         Investment  Advisory  Agreement  dated  August 30,  2000  between
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance Trust) and Villanova Global Asset Management Trust (now
               known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with  Post-Effective  Amendment No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

6(a)(1)        Proposed  Amended  Exhibit A,  effective  April [_],  2003 to the
               Investment Advisory Agreement between Gartmore Variable Insurance
               Trust and Gartmore Global Asset Management Trust previously filed as Exhibit 6(a)(1) with the GVIT  Registration  Statement on Form
               N-14 on March 18, 2003, and herein incorporated by reference.

6(b)           Subadvisory  Agreement  dated August 30, 2000 between  Nationwide
               Separate Account Trust (now known as Gartmore Variable  Insurance
               Trust),  Villanova  Global Asset  Management  Trust (now known as
               Gartmore  Global  Asset  Management  Trust) and  Gartmore  Global
               Partners   previously   filed   as   Exhibit   23(d)(5)(i)   with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

6(b)(1)        Proposed  Amended  Exhibit A,  effective  April [_],  2003 to the
               Subadvisory  Agreement among Gartmore  Variable  Insurance Trust,
               Gartmore  Global Asset  Management  Trust,  and  Gartmore  Global
               Partners  previously  filed  as  Exhibit  6(b)(1)  with  the GVIT
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

7(a)           Underwriting  Agreement  dated  October 1, 2002 between  Gartmore
               Variable Insurance Trust and Gartmore Distribution Services, Inc.

                                      C-11

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               previously   filed  as  Exhibit   23(e)(2)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

7(a)(1)        Proposed  Amended  Schedule  A  effective  April [ ], 2003 to the
               Underwriting  Agreement between Gartmore Variable Insurance Trust and Gartmore  Distribution  Services,  Inc.  previously  filed as
               Exhibit 7(a)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

9              Global Custody  Agreement  between  Gartmore  Variable  Insurance
               Trust and  JPMorgan  Chase Bank dated  April 4, 2003,  previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 62 to the  Registration  Statement  on N-1A on April 28,  2003,  and is
               hereby incorporated by reference to this Post-Effective Amendment
               No. 1 to the Registration Statement on Form N-14 as Exhibit 9.

10(a)          Proposed  Amended  Distribution  Plan under Rule 12b-1  effective
               April [_], 2003, previously filed as Exhibit 10 (a) with the GVIT
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

10(b)          Proposed Amended Rule 18f-3 Plan effective April [_], 2003,

                                      C-12

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               previously  filed as  Exhibit  10(b)  with the GVIT  Registration
               Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

11(a)          Opinion and consent of counsel  previously filed as Exhibit 11(a)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

12(a)          Form of Opinion and Consent of Counsel Supporting Tax Matters and
               Consequences to Shareholders to be filed by amendment.

13(a)          Fund  Administration  Agreement  dated  November  1,  1997  among
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance   Trust)  and  Nationwide   Advisory   Services,   Inc.
               previously   filed  as  Exhibit   23(h)(1)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

13(a)(1)       Amendment  dated   September  1,  1999  to  Fund   Administration
               Agreement among  Nationwide  Separate Account Trust (now known as
               Gartmore Variable Insurance Trust), Nationwide Advisory Services,
               Inc.  and  Villanova  SA Capital  Trust (now known as Gartmore SA
               Capital  Trust)  previously  filed as  Exhibit  23(h)(1)(a)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(a)(2)       Proposed  Amended  Exhibit A dated  April  [_],  2003 to the Fund
               Administration  Agreement among Gartmore Variable Insurance Trust and  Gartmore  SA  Capital  Trust  previously  filed  as  Exhibit
               13(a)(2)  with the GVIT  Registration  Statement  on Form N-14 on
               March 18, 2003, and herein incorporated by reference.

13(b)          Transfer and Dividend  Disbursing  Agent Agreement dated November
               1, 1981 between  Nationwide  Separate  Account Money Market Trust
               (now known as Gartmore  Variable  Insurance  Trust) and  Heritage
               Financial   Services,   Inc.  (now  known  as  Gartmore  Investor
               Services,   Inc.)  previously  filed  as  Exhibit  23(h)(2)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(b)(1)       Amendment  dated  September  3,  1982 to  Transfer  and  Dividend
               Disbursing Agent Agreement  between  Nationwide  Separate Account
               Trust  (now  known as  Gartmore  Variable  Insurance  Trust)  and
               Heritage Financial Services, Inc. (now known as Gartmore Investor
               Services,  Inc.)  previously  filed as Exhibit  23(h)(2)(a)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(b)(2)       Amendment dated May 1, 1999 to Transfer and Dividend Disbursing

                                      C-13

EXHIBIT NO.    DESCRIPTION
-----------    -----------

               Agent  Agreement  among  Nationwide  Separate  Account Trust (now known  as  Gartmore  Variable  Insurance  Trust)  and  Nationwide
               Investors   Services,   Inc.  (now  known  as  Gartmore  Investor
               Services,  Inc.)  previously  filed  as  Exhibit  (h)(2)(b)  with
               Post-Effective  Amendment No. 55 to the Registration Statement on
               Form  N-1A on  October  15,  2002,  and  herein  incorporated  by reference.

13(b)(3)       Proposed  Amended Exhibit A dated April [_], 2003 to the Transfer and Dividend  Disbursing Agent Agreement among Gartmore  Variable
               Insurance Trust and Gartmore Investors Services,  Inc. previously filed as Exhibit 13(b)(3) with the GVIT Registration Statement on
               Form  N-14  on  March  18,  2003,  and  herein   incorporated  by
               reference.

13(c)          Administrative  Services Plan amended  effective May 31, 2000 and
               Form  of  Servicing   Agreement   previously   filed  as  Exhibit
               23(h)(3)(a)   with   Post-Effective   Amendment  No.  55  to  the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

13(c)(1)       Amendment  dated May 31,  2000 to  Administrative  Services  Plan previously  filed  as  Exhibit  23(h)(3)(a)  with  Post-Effective
               Amendment  No. 43 to the  Registration  Statement on Form N-1A on
               May 1, 2001, and herein incorporated by reference.

13(c)(2)       Amended  Exhibit A dated  October  2, 2001 to the  Administrative
               Services  Plan  previously  filed  as  Exhibit  23(h)(3)(b)  with
               Post-Effective  Amendment No. 51 to the Registration Statement on
               Form N-1A on March 1, 2002, and herein incorporated by reference.

13(c)(3)       Form  of  Amended  Exhibit  A  dated  April  [_],  2003,  to  the
               Administrative Services Plan previously filed as Exhibit 13(c)(3)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

13(d)          Expense  Limitation  Agreement  dated  December  27, 2000 between
               Nationwide Separate Account Trust (now known as Gartmore Variable
               Insurance  Trust) and  Villanova  Global Asset  Management  Trust
               previously   filed  as  Exhibit   23(h)(5)  with   Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-1A on
               October 15, 2002, and herein incorporated by reference.

13(d)(1)       Amended Exhibit A to Expense Limitation Agreement dated September
               1, 2002 (as amended April [_],  2003) between  Gartmore  Variable
               Insurance  Trust  and  Gartmore  Global  Asset  Management  Trust
               previously filed as Exhibit  13(d)(1) with the GVIT  Registration
               Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

14(a)          Consent of independent auditors previously filed as Exhibit 14(a)
               with Pre-Effective  Amendment No. 1 to the Registration Statement
               on Form  N-14 on April  28,  2003,  and  herein  incorporated  by reference.

                                      C-14

EXHIBIT NO.    DESCRIPTION
-----------    -----------

16(a)          Power of Attorney for Charles E. Allen, Paula H.J.  Cholmondeley,
               C. Brent  Devore,  Robert M. Duncan,  Barbara  Hennigar,  Paul J.
               Hondros,  Thomas J. Kerr, IV, Douglas Kridler,  Arden L. Shisler,
               and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit  23(q)(1)  with  Post-Effective  Amendment  No. 55 to the
               Registration  Statement  on Form N-1A on October  15,  2002,  and
               herein incorporated by reference.

16(b)          Power of  Attorney  for  Gerald J.  Holland  dated  March 1, 2001 previously filed as Exhibit 23q(1) with Post-Effective  Amendment
               No.  40 to the  Registration  Statement  on Form N-1A on March 5,
               2001, and herein incorporated by reference.

16(c)          Power of Attorney for Charles E. Allen,  C. Brent Devare,  Robert
               M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV,
               Douglas Kridler,  Arden L. Shisler,  David C. Wetmore and Mark L.
               Lipson  dated March 13, 2003  previously  filed as Exhibit  16(c)
               with the GVIT  Registration  Statement  on Form N-14 on March 18,
               2003, and herein incorporated by reference.

17(a)          Statement of Additional Information of GVIT, dated April 30, 2003
               (as revised May 23, 2003) as filed pursuant to Rule 497(e) on May
               27, 2003 (File Nos. 2-73024,  811-3213) is hereby incorporated by
               reference  to  this   Post-Effective   Amendment  No.  2  to  the
               Registration Statement on Form N-14 as Exhibit 17(a).

17(b)          The Prospectus of Montgomery  Variable  Series:  Emerging Markets
               Fund,  dated April 30, 2003,  previously  filed as Exhibit  17(b)
               with Pre-Effective Amendment No. 1 to this Registration Statement on Form  N-14 on April  28,  2003,  and  herein  incorporated  by reference.

17(c)          The Annual  Report to  Shareholders  of the Acquired Fund for the
               fiscal year ended December 31, 2002,  previously filed as Exhibit
               17(c) with  Pre-Effective  Amendment  No. 1 to this  Registration
               Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.

                                      C-15